INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES	Inventories consist of the following:
	May 31, 2025	August 31, 2024

Finished goods	$92,215	$334,917
Raw materials and supplies	342,806	125,130

Total	$435,021	$460,047

Inventories consist of the following:

	August 31, 2024	August 31, 2023

Finished goods	$334,917	$329,420
Raw materials and supplies	125,130	138,869
Work in progress	-	162,189
Total inventory on hand	$460,047	$630,478